CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Share of net earnings (loss) related to joint venture	$ 46,517	$ (51,528)
Service fee earned as operators of joint venture	5,413	5,071
General and administrative expenses	(11,100)	(13,477)
Exploration and evaluation expenditures	(1,411)	(642)
Income (loss) from operations and joint venture	39,419	(60,576)
Impairment reversal (loss) on investment in joint venture	7,631	(7,631)
Impairment of exploration and evaluation assets	(1,628)	0
Finance income	1,036	257
Finance expense	(5,647)	(925)
Foreign exchange loss	(2)	(8)
Net income (loss) after tax and comprehensive income (loss) for the year	$ 40,809	$ (68,883)
Weighted average number of shares outstanding:
Basic	224,943,453	224,729,084
Diluted	224,947,807	224,729,084
Net income (loss) per share:
Basic	$ 0.18	$ (0.31)
Diluted	$ 0.18	$ (0.31)